Basis of Presentation and Material Accounting Policy Information	6 Months Ended
Sep. 30, 2024
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Basis of Presentation and Material Accounting Policy Information [Text Block]

2. Basis of Presentation and Material Accounting Policy Information

(a) Statement of Compliance

These unaudited condensed interim consolidated financial statements have been prepared in accordance with IAS 34, "Interim Financial Reporting of the International Financial Reporting Standards" ("IFRS Accounting Standards") as issued by the International Accounting Standards Board ("IASB") and follow the same accounting policies and methods of application as the Company's March 31, 2024, annual audited financial statements, unless otherwise noted.  These condensed interim consolidated financial statements do not include all the information required for full annual financial statements and accordingly, they should be read in conjunction with the Company's most recent annual statements.

The condensed interim consolidated financial statements have been prepared on a cost basis except for the convertible loan - derivative component and digital assets that have been measured at fair value. In addition, these condensed interim consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. The condensed interim consolidated financial statements are presented in United States dollars ("US dollars" or "$"), except where otherwise indicated.

The Company is in the business of the mining and sale of digital currencies to upgrade, expand, and scale up its mining operations, many aspects of which are not specifically addressed by IFRS Accounting Standards.

The Company is required to use certain critical accounting estimates and make judgements as to the application of IFRS Accounting Standards and the selection of accounting policies.  The Company has disclosed its presentation, recognition and de-recognition, and measurement of digital currencies, and the recognition of revenue as well as significant assumptions and judgements; however, if specific guidance is enacted in the future, the impact may result in changes to the Company's earnings and financial position as presented.

These unaudited condensed interim consolidated financial statements were approved and authorized for issuance by the Board of Directors on November 12, 2024.

(b) New Accounting Standards Adopted by the Company

Amendment to IAS 1 - Non-current liabilities with covenants

These amendments clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments also aim to improve information an entity provides related to liabilities subject to these conditions. These amendments are effective for annual periods beginning on or after 1 January 2024.

Amendments to IAS 1 - Classification of Liabilities as Current or Non-current

In January 2020, the IASB issued amendments to IAS 1 - Classification of Liabilities as Current or Non-current. These amendments clarify the requirements relating to determining if a liability should be presented as current or non-current in the statement of financial position. Pursuant to the new requirements, the assessment of whether a liability is presented as current or non-current is based on the contractual arrangements in place as at the reporting date and does not impact the amount or timing of recognition. These amendments are effective for annual periods beginning on or after January 1, 2024, with early application permitted.

Amendment to IFRS 16 - Leases on sale and leaseback

These amendments include requirements for sale and leaseback transactions in IFRS 16 to explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted. These amendments are effective for annual periods beginning on or after 1 January 2024.

The adoption of the amendments listed above did not have a significant impact on the Company's condensed interim consolidated financial statements.

(c) Future Accounting Standards

Amendments to IAS 21 - Lack of Exchangeability

An entity is impacted by the amendments when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose. A currency is exchangeable when there is an ability to obtain the other currency (with a normal administrative delay), and the transaction would take place through a market or exchange mechanism that creates enforceable rights and obligations. These amendments are effective for annual periods beginning on or after 1 January 2025 (early adoption is available).

Presentation and Disclosure in Financial Statements ("IFRS 18")

The IASB issued IFRS 18 standard on presentation and disclosure in financial statements which will replace IAS 1, with a focus on updates to the statement of profit or loss. The key new concepts introduced in IFRS 18 relate to:

  the structure of the statement of profit or loss, including specified totals and subtotals;
  required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity's financial statements; and
  enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

IFRS 18 was issued in April 2024 and applies to an annual reporting period beginning on or after 1 January 2027.

The Company continues to review changes to IFRS Accounting Standards and the impact to the Company's condensed interim consolidated financial statements.